Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares/Principal/ Contract Amounts		Value
Common Stocks– 0.4%
Software – 0.4%
Microsoft Corp((cost $142,214)	406	$170,812
Investment Companies– 0.5%
Exchange-Traded Funds (ETFs) – 0.5%
Vanguard Intermediate-Term Corporate Bond	2,078	167,300
Vanguard Long-Term Corporate Bond	605	47,329
Total Investment Companies (cost $206,474)		214,629
Commercial Paper– 93.3%
American Electric Power Co Inc, 0%, 5/15/24 (Section 4(2))◊	$1,150,000	1,141,447
American Honda Finance Corp, 0%, 5/6/24◊	1,650,000	1,640,076
Archer-Daniels-Midland Co, 0%, 4/1/24 (Section 4(2))◊	1,950,000	1,948,821
AT&T Inc, 0%, 4/4/24 (Section 4(2))◊	1,850,000	1,848,047
Atlantic Asset Securitization LLC, 0%, 4/1/24 (Section 4(2))◊	1,400,000	1,399,172
Aviation Capital Group LLC, 0%, 4/12/24 (Section 4(2))◊	2,000,000	1,995,406
Brookfield Infrastructure Holdings Canada Inc, 0%, 7/18/24◊	2,000,000	1,964,969
Constellation Energy Generation LLC, 0%, 4/8/24 (Section 4(2))◊	1,200,000	1,197,788
Constellation Energy Generation LLC, 0%, 4/9/24 (Section 4(2))◊	750,000	748,490
DENTSPLY SIRONA Inc, 0%, 4/1/24 (Section 4(2))◊	1,250,000	1,249,246
General Motors Financial Co Inc, 0%, 5/13/24 (Section 4(2))◊	1,300,000	1,290,689
General Motors Financial Co Inc, 0%, 7/30/24 (Section 4(2))◊	700,000	686,318
Glencore Funding LLC, 0%, 4/30/24 (Section 4(2))◊	1,900,000	1,890,111
Glencore Funding LLC, 0%, 5/8/24 (Section 4(2))◊	300,000	298,062
Harley Davidson Financial Services Inc, 0%, 5/3/24 (Section 4(2))◊	700,000	695,993
Hyundai Capital America, 0%, 4/11/24 (Section 4(2))◊	1,250,000	1,242,023
Intesa Sanpaolo Funding LLC, 0%, 5/21/24◊	1,900,000	1,883,612
Mitsubishi Corp (Americas), 0%, 5/2/24 (144A)◊	1,900,000	1,890,117
Nutrien Ltd, 0%, 5/7/24 (Section 4(2))◊	500,000	496,904
Oglethorpe Power Corp, 0%, 4/8/24 (Section 4(2))◊	2,000,000	1,996,679
Plains All American Pipeline LP, 0%, 4/3/24 (Section 4(2))◊	1,950,000	1,948,236
Societe Generale SA, 0%, 4/1/24 (Section 4(2))◊	2,000,000	2,016,619
Southern California Edison Co, 0%, 4/4/24 (Section 4(2))◊	1,200,000	1,198,686
Syngenta Wilmington Inc, 0%, 4/10/24 (Section 4(2))◊	1,650,000	1,646,469
VW Credit Inc, 0%, 5/14/24 (Section 4(2))◊	1,900,000	1,886,166
Waste Management Inc, 0%, 4/9/24 (Section 4(2))◊	250,000	249,546
WGL Holdings Inc, 0%, 4/9/24 (Section 4(2))◊	1,600,000	1,597,102
WGL Holdings Inc, 0%, 4/10/24 (Section 4(2))◊	250,000	249,509
Total Commercial Paper (cost $38,301,440)		38,296,303
OTC Purchased Options – Puts– 0%
Counterparty/Reference Asset
J.P. Morgan:
SPDR S&P 500 ETF Trust,
Notional amount $(2,092,680), premiums paid $20,444, unrealized depreciation $(14,388), exercise price $460.00, expires 6/21/24*	40	6,056
Total Investments (total cost $38,670,572) – 94.2%		38,687,800
Cash, Receivables and Other Assets, net of Liabilities – 5.8%		2,382,680
Net Assets – 100%		$41,070,480

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$24,714,771	63.9%
Canada	2,461,873	6.4
Australia	2,188,173	5.6
France	2,016,619	5.2
Japan	1,890,117	4.9
Germany	1,886,166	4.9
Italy	1,883,612	4.9
Switzerland	1,646,469	4.2

Total	$38,687,800	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	$143∆	$-	$-	$-

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 3/31/24
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	-	2,036,934	(2,036,934)	-

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
British Pound	4/18/24	155,000	$(197,386)	$(1,777)
Euro	4/18/24	870,000	(957,505)	(18,403)
Japanese Yen	4/18/24	36,240,000	(242,425)	(2,366)

				(22,546)
Morgan Stanley & Co. International PLC:
Euro	4/18/24	180,000	(197,985)	(3,688)
Japanese Yen	4/18/24	147,666,000	(1,028,401)	(50,243)

				(53,931)
State Street Bank and Trust Company:
Australian Dollar	4/18/24	293,000	(196,776)	(5,792)
Total				$(82,269)

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	4	6/28/24	$443,188	$3,063
10-Year Australian Bond	13	6/17/24	987,338	(349)
5 Year US Treasury Note	2	7/3/24	214,031	625
Amsterdam Index	3	4/19/24	571,678	7,747
CAC40 10 Euro	6	4/19/24	534,167	10,792
DAX Index	5	6/21/24	2,531,714	63,484
Euro-Bund	1	6/10/24	143,877	1,767
Euro-Buxl	2	6/10/24	292,975	8,269
Euro-OAT	1	6/10/24	138,257	1,458
FTSE 100 Index	36	6/21/24	3,628,801	91,398
FTSE/MIB Index	2	6/21/24	370,369	13,283
IBEX 35 Index	10	4/19/24	1,193,810	75,844
MSCI Emerging Markets Index	129	6/24/24	6,766,050	(38,980)
NASDAQ 100 E-Mini	102	6/21/24	3,768,900	50,585
NIKKEI 225 Mini	120	6/14/24	3,189,482	39,878
OMXS30 Index	58	4/19/24	1,368,203	10,971
Russell 2000 Micro E-Mini	198	6/21/24	2,124,441	49,834
S&P 500 Micro E-Mini	243	6/21/24	6,449,828	144,012
S&P/TSX 60 Index	9	6/21/24	1,782,723	20,130
SPI 200	38	6/20/24	4,921,071	132,373
Ultra Long Term US Treasury Bond	2	6/28/24	258,000	6,141
Total				$692,325

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price	Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value

Written Put Options:

J.P. Morgan:

SPDR S&P 500 ETF Trust	40	420.00	USD	6/21/24	$2,092,680	$8,840	$5,834	$(3,006)

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount	Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)

Goldman Sachs International:

0	GSVLTYI1 Index(1)	Quarterly	8/22/24	858,248	USD	$22,480

(1)(1)The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

Total Return Basket Components
Component Description	Number of Contracts	Notional Amount	Value	% of Custom Basket
6-7-Year U.S. Treasury Futures Call Option, exercise price $110.50, expiration date 4/5/24	(0.2048)	$ (20,482)	$ (0.12)	1.19%
6-7-Year U.S. Treasury Futures Call Option, exercise price $110.75, expiration date 4/5/24	(0.6376)	(63,762)	(0.27)	3.71%
6-7-Year U.S. Treasury Futures Call Option, exercise price $111, expiration date 4/5/24	(0.6376)	(63,762)	(0.19)	3.71%
6-7-Year U.S. Treasury Futures Call Option, exercise price $111.25, expiration date 4/5/24	(0.6376)	(63,762)	(0.13)	3.71%
6-7-Year U.S. Treasury Futures Call Option, exercise price $111.50, expiration date 4/5/24	(0.6376)	(63,762)	(0.09)	3.71%
6-7-Year U.S. Treasury Futures Call Option, exercise price $111.75, expiration date 4/5/24	(0.6376)	(63,762)	(0.06)	3.71%
6-7-Year U.S. Treasury Futures Call Option, exercise price $112, expiration date 4/5/24	(0.6376)	(63,762)	(0.04)	3.71%
6-7-Year U.S. Treasury Futures Call Option, exercise price $112.25, expiration date 4/5/24	(0.1021)	(10,213)	(0.00)	0.59%
6-7-Year U.S. Treasury Futures Put Option, exercise price $109, expiration date 4/5/24	(0.2048)	(20,482)	(0.00)	1.19%
6-7-Year U.S. Treasury Futures Put Option, exercise price $109.25, expiration date 4/5/24	(0.6376)	(63,762)	(0.02)	3.71%
6-7-Year U.S. Treasury Futures Put Option, exercise price $109.50, expiration date 4/5/24	(0.6376)	(63,762)	(0.03)	3.71%
6-7-Year U.S. Treasury Futures Put Option, exercise price $109.75, expiration date 4/5/24	(0.6376)	(63,762)	(0.05)	3.71%
6-7-Year U.S. Treasury Futures Put Option, exercise price $110, expiration date 4/5/24	(0.6376)	(63,762)	(0.08)	3.71%
6-7-Year U.S. Treasury Futures Put Option, exercise price $110.25, expiration date 4/5/24	(0.6376)	(63,762)	(0.12)	3.71%
6-7-Year U.S. Treasury Futures Put Option, exercise price $110.50, expiration date 4/5/24	(0.6376)	(63,762)	(0.17)	3.71%
6-7-Year U.S. Treasury Futures Put Option, exercise price $110.75, expiration date 4/5/24	(0.4328)	(43,280)	(0.16)	2.51%
10-Year U.S. Treasury Futures, expiration date 6/18/24	(8.5960)	(859,601)	67,156.29	50.00%

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2024

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$2,111,885
Average amounts sold - in USD	748,505
Futures contracts:
Average notional amount of contracts - long	36,983,741
Average notional amount of contracts - short	86,088
Options:
Average value of option contracts purchased	34,045
Average value of option contracts written	20,492
Total return swaps:
Average notional amount	625,646

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2024 is $1,890,117, which represents 4.6% of net assets.

4(2)

Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the period ended March 31, 2024 is $30,917,529, which represents 75.3% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

◊	Zero coupon bond.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$170,812	$-	$-
Investment Companies	214,629	-	-
Commercial Paper	-	38,296,303	-
OTC Purchased Options – Puts	-	6,056	-
Total Investments in Securities	$385,441	$38,302,359	$-
Other Financial Instruments(a):
OTC Swaps	-	22,480	-
Futures Contracts	731,654	-	-
Total Assets	$1,117,095	$38,324,839	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$82,269	$-
Futures Contracts	39,329	-	-
Options Written, at Value	-	3,006	-
Total Liabilities	$39,329	$85,275	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2024 and through the date of issuance of the Fund's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing other than the following:

On March 14, 2024, the Trustees approved a plan to liquidate and terminate Janus Henderson Adaptive Global Allocation Fund (the “Fund”), with such liquidation effective on or about June 12, 2024 (the “Liquidation Date”). The termination of the Fund is expected to occur as soon as practicable following the Liquidation Date. Effective March 29, 2024, the Fund is no longer accepting investments by new shareholders.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70257 05-24